Income taxes - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Income Tax [Abstract]
Current income tax expenses	$ 837,640	$ 2,458,123
Deferred income tax expenses	12,993	20,759
Total income tax expenses	$ 850,633	$ 2,478,882	$ 3,812,884